LEASES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
LEASES
Lease liabilities (short term)	$ 83,049	$ 0
Lease assets	83,049	0
Lease liabilities
Lease liabilities (long term)	0	0
Total lease liabilities	$ 83,049	$ 0